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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS September 30, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                        COUPON     DEMAND
THOUSANDS                                                                                         RATE +     DATE*     VALUE
---------                                                                                         ------     -----     -----
             NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (82.2%)

             Jay Street Development Corporation,
$  1,600         Fiscal 2001 Ser A-3                                                              1.69%    10/07/04  $1,600,000
   1,000         Fiscal 2004 Ser A-4                                                              1.73     10/01/04   1,000,000
   1,900     Long Island Power Authority, Electric Ser 7 Subser 7B (MBIA)                         1.72     10/07/04   1,900,000
   1,495     Metropolitan Transportation Authority, ROCs II-R Ser 263 (FSA)                       1.71     10/07/04   1,495,000
   1,600     Nassau County Industrial Development Agency, 1999 Cold Spring Harbor Laboratory      1.71     10/01/04   1,600,000
   1,900     Nassau County Interim Finance Authority, Sales Tax Ser 2002 B (FSA)                  1.69     10/07/04   1,900,000
             New York City Housing Development Corporation,
   2,000         James Tower Development 2002 Ser A                                               1.65     10/07/04   2,000,000
   2,700         Multi Family Carnegie Park Ser A                                                 1.72     10/07/04   2,700,000
             New York City Municipal Water Finance Authority,
   1,400         1993 Ser C (FGIC)                                                                1.73     10/01/04   1,400,000
     840         PUTTERs Ser 401                                                                  1.71     10/07/04     840,000
             New York City Transitional Finance Authority,
   2,700         Recovery Fiscal 2003 Ser 1 Subser 1D                                             1.71     10/01/04   2,700,000
     400         Recovery Fiscal 2003 Ser 3 Subser 3E                                             1.71     10/01/04     400,000
   1,500     New York State, Ser 2000 A                                                           1.05     10/07/04   1,500,000
             New York State Dormitory Authority,
   2,000         Mental Health Services Facilities Ser 2003D-2D (Ambac)                           1.68     10/07/04   2,000,000
     650         The Metropolitan Museum of Art Ser A                                             1.68     10/07/04     650,000
   1,500         The New York Public Library Ser 1998 B (MBIA)                                    1.72     10/07/04   1,500,000
     800         Yeshiva University Ser 2004 ROCs II-R 4558 (Ambac)                               1.71     10/07/04     800,000
   3,000     New York State Energy Research & Development Authority, Long Island Lighting Co
                 Ser 1997 A (AMT)                                                                 1.71     10/07/04   3,000,000
             New York State Environmental Quality,
   1,000         Ser 1986 G                                                                       1.75     08/04/05   1,000,000
   1,500         Ser 1998 G                                                                       1.03     10/01/04   1,500,000
             New York State Housing Finance Agency,
   3,000         150 East 44th Street 2000 Ser A (AMT)                                            1.71     10/07/04   3,000,000
   3,200         750 Sixth Avenue 1998 Ser A (AMT)                                                1.71     10/07/04   3,200,000
   2,500         Historic Front Street 2003 Ser A                                                 1.72     10/07/04   2,500,000
             New York State Local Government Assistance Corporation,
   1,700         Sub Lien Ser 2003 A-4V (FGIC)                                                    1.69     10/07/04   1,700,000
   1,500         Sub Lien Ser 2003 A-7V (FGIC)                                                    1.68     10/07/04   1,500,000
   1,500     New York State Power Authority, Ser 1985                                             1.35     03/01/05   1,500,000
   3,000     Oneida Indian Nation of New York, Ser 2002                                           1.65     10/07/04   3,000,000
   1,800     Suffolk County Water Authority, Ser 2003 BANs                                        1.69     10/07/04   1,800,000
   2,500     Triborough Bridge & Tunnel Authority, Ser 2002 F                                     1.68     10/07/04   2,500,000
     900     Yonkers Industrial Development Agency, Consumers Union Ser 1989                      1.66     10/07/04     900,000
             PUERTO RICO
   1,000     Commonwealth of Puerto Rico Public Improvement Bonds, Ser 2001-1 TOCs (FSA)          1.35     12/02/04   1,000,000
                                                                                                                     ----------
             TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (Cost $54,085,000)                                                                                      54,085,000
                                                                                                                     ==========

                                                                                                             YIELD TO
                                                                                                             MATURITY
                                                                                        COUPON   MATURITY   ON DATE OF
                                                                                         RATE      DATE      PURCHASE
                                                                                         ----      ----      --------
          NEW YORK TAX-EXEMPT COMMERCIAL PAPER  (7.6%)
1,000     New York State, Environmental Quality Ser 1997 A                                1.11%  10/22/04      1.11%       1,000,000
1,500     New York State Dormitory Authority, Columbia University 1997 Issue              1.15   10/12/04      1.15        1,500,000

          PUERTO RICO
          Puerto Rico Government Development Bank,
1,500         Ser 1986                                                                    1.38   10/20/04      1.38        1,500,000
1,000         Ser 1986                                                                    1.45   01/11/05      1.45        1,000,000
                                                                                                                       -------------
          TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
          (Cost $5,000,000)                                                                                                5,000,000
                                                                                                                       -------------
          NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (12.2%)
1,500     Board of Cooperative Educational Services, Erie, Chautauqua &
          Cattaraugus Counties
             Secound Supervisory District Ser 2004 RANs, dtd 07/06/04                     3.00   06/30/05      1.80        1,513,172

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
1,500        Brasher Falls Central School District Ser 2004 BANs, dtd 07/09/04              3.00  07/08/05    1.75        1,514,135
1,500        Oyster Bay, 2004 Ser A TANs, dtd 01/23/04                                      1.90  01/21/05    1.10        1,503,628
1,000        Spencer-Van Etten Central School District, Ser 2004 BANs, dtd 06/17/04         3.00  06/17/05    1.88        1,007,834
1,500        Steuben-Allegany Board of Cooperative Services, Sole Supervisory District
                Ser 2004 RANs, dtd 06/29/04                                                 3.00  06/30/05    1.78        1,513,391
1,000        Wappingers Central School District, Ser 2004 TANs, dtd 07/22/04                1.75  11/16/04    1.15        1,000,743
                                                                                                                      -------------
             TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (Cost $8,052,903)                                                                                            8,052,903
                                                                                                                      -------------
             TOTAL INVESTMENTS (Cost $67,137,903) (a)                                                        102.0%      67,137,903

             LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (2.0)      (1,304,935)
                                                                                                             -----    -------------
             NET ASSETS                                                                                      100.0%   $  65,832,968
                                                                                                             =====    =============

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     AMT    Alternative Minimum Tax.

     BANs   Bond Anticipation Notes.

   PUTTERs  Puttable Tax-Exempt Receipts.

     RANs   Revenue Anticipation Notes.

     ROCs   Reset Option Certificates.

     TANs   Tax Anticipation Notes.

     TOCs   Tender Option Certificates.

      +     Rate shown is the rate in effect at September 30, 2004.

      *     Date on which the principal amount can be recovered through demand.

     (a)    Cost is the same for federal income tax purposes.

Bond Insurance:

   Ambac    Ambac Assurance Corporation.

   FSA      Financial Security Assurance Inc.

   FGIC     Financial Guaranty Insurance Company.

   MBIA     Municipal Bond Investors Assurance Corporation.

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

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